Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

As approved by the Board of Directors, the Company is authorized to grant equity-based awards to eligible directors, officers, employees, and consultants of the Group. Details of the share awards granted are summarized below:

On January 1, 2025, the Company entered into consulting agreements with five external consultants, who will provide services mainly including capital market strategy guidance, financing advisory, operational and logistics management, implementation and maintenance of International Organization for Standardization (“ISO”), data protection, and general business consulting, with a 48-month service term. Pursuant to the service agreement, the Group was required to issue 99,000,000 Class B Ordinary Shares for their service. The fair value of the services was determined to be $27,348,750 based on the Company’s ADS market price on January 2, 2025. The Company issued 99,000,000 Class B Ordinary Shares on January 2, 2025.

On May 27, 2025, the Company entered into consulting agreements with two external consultants, who will provide services mainly including capital market strategy guidance, financing advisory, safety regulations and recommendation of protective equipment on company/business events, incident management, and general business consulting, with a 24-month service term or 48-month service term. Pursuant to the service agreement, the Group was required to issue 38,500,000 Class B Ordinary Shares for their service. The fair value of the services was determined to be $1,361,938 based on the Company’s ADS market price on May 27, 2025. The Company issued 38,500,000 Class B Ordinary Shares on May 27, 2025.

Pursuant to ASC 718, the aggregate 137,500,000 Class B ordinary shares granted as consulting compensation represent equity-settled share-based payments to non-employees. The Company will measure the fair value of the shares on the grant date and recognize this amount as consulting expenses ratably over the 48-month service period.

On January 8, 2026, the Company entered into restricted share agreements with 14 people, including five directors, six employees and three consultants, with no service term or 10-year service term. Pursuant to the agreements, the Group was required to issue 193,360,650 Class B Ordinary Shares for their service. The fair value of was determined to be $10,409,248 based on the Company’s ADS market price on January 8, 2026. The Company issued 193,360,650 Class B Ordinary Shares on January 8, 2026. Giving retroactive effect to the 240-to-1 reverse share split effective July 16, 2026, the number of Class B ordinary shares issued was adjusted to 805,672

On March 2, 2026, the Company entered into restricted share agreement with a consultant, with no service term. Pursuant to the agreement, the Group was required to issue 18,400,000 Class B Ordinary Shares for service. The fair value of was determined to be $496,800 based on the Company’s ADS market price on March 2, 2026. The Company issued 18,400,000 Class B Ordinary Shares on March 2, 2026. Giving retroactive effect to the 240-to-1 reverse share split effective July 16, 2026, the number of Class B ordinary shares issued was adjusted to 76,667.

Pursuant to ASC 718, the aggregate 211,760,650 Class B ordinary shares granted as compensation represent equity-settled share-based payments to non-employees and employees. The Company measured the fair value of the shares on the grant date and recognizes this amount as share-based compensation expenses immediately for no requisite service period or ratably over the 10-year service period.

Share-based compensation expenses of $7,384,559 and $7,022,746 were recognized for the six months ended June 30, 2026 and for the years ended December 31, 2025, respectively, all of which were allocated to general and administrative expenses. As of June 30, 2026, the unrecognized compensation expenses were $25,209,431.